                                    GMO TRUST

             AMENDED AND RESTATED SUPPLEMENT DATED JUNE 27, 2003 TO
      GMO TRUST PROSPECTUS DATED JUNE 30, 2002, AS AMENDED OCTOBER 1, 2002

GMO INTERNATIONAL DISCIPLINED EQUITY FUND

         The Fund is offering a new class of shares, Class IV.

FEES AND EXPENSES

         The table below describes the fees and expenses that you may pay if you buy and hold Class IV shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets as a percentage of average daily net assets)                             CLASS IV
-------------------------------------------------------------------------------------------------------- ------------------------
Management fee                                                                                           0.40%
Shareholder service fee                                                                                  0.09%
Other expenses                                                                                           0.40%(1)
Total annual operating expenses                                                                          0.89%(1)
Expense reimbursement                                                                                    0.40%(1,2)
Net annual expenses                                                                                      0.49%(1)

(1) "Other expenses" have been restated to reflect current fees.

(2) The Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 to the extent the Fund's total annual operating expenses (not including shareholder service fees and certain other expenses described on page 78 of this Prospectus) exceed 0.40% of the Fund's average daily net assets.

EXAMPLE

         This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class IV shares of the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                            1 YEAR*                  3 YEARS                   5 YEARS                  10 YEARS
                            -------                  -------                   -------                  --------
Class IV                    $50                      $244                      $454                     $1,059

* After reimbursement.

         See the "Annual Fund operating expenses" table on page 23 of the Prospectus under the caption "Fees and expenses" and table under the caption "Example" on page 23 of the Prospectus for information relating to the Class III shares offered by the Fund through the Prospectus.

MULTIPLE CLASSES

         The table under the "Multiple Classes" caption of the Amended and Restated Supplement dated May 2, 2003 to the Prospectus, replacing in its entirety the table in the "Multiple Classes" section on page 82 of the Prospectus, is superseded by the following:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  SHAREHOLDER
                                                                                     MINIMUM TOTAL                SERVICE FEE
                                                                                 INVESTMENT*/TOTAL FUND       (AS A % OF AVERAGE
                                                                                       INVESTMENT               DAILY NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                            U.S. Core Fund                                            $1 million/NA                   0.22%
      FUNDS OFFERING        International Intrinsic Value Fund
     CLASS II SHARES        --------------------------------------------------------------------------------------------------------
                            Foreign Fund                                              NA/$1 million                   0.22%
------------------------------------------------------------------------------------------------------------------------------------
                            U.S. Core Fund                                            $35 million/NA                  0.15%
                            International Intrinsic Value Fund
                            --------------------------------------------------------------------------------------------------------
                            Foreign Fund                                              NA/$35 million                  0.15%
                            --------------------------------------------------------------------------------------------------------
                            Asset Allocation Funds (except U.S. Sector Fund)          $1 million/NA                  0.00%**
      FUNDS OFFERING        Emerging Country Debt Share Fund
     CLASS III SHARES       --------------------------------------------------------------------------------------------------------
                            U.S. Sector Fund                                          $1 million/NA                 0.15%***
                            Global Hedged Equity Fund
                            Currency Hedged International Equity Fund
                            --------------------------------------------------------------------------------------------------------
                            Foreign Small Companies Fund                              NA/$1 million                   0.15%
                            --------------------------------------------------------------------------------------------------------
                            All Other Funds                                           $1 million/NA                   0.15%
------------------------------------------------------------------------------------------------------------------------------------
                            U.S. Core Fund                                      $250 million/$125 million            0.105%
                            Tobacco-Free Core Fund
                            Emerging Markets Fund
                            --------------------------------------------------------------------------------------------------------
                            International Disciplined Equity Fund               $250 million/$125 million             0.09%
      FUNDS OFFERING        International Intrinsic Value Fund
     CLASS IV SHARES        --------------------------------------------------------------------------------------------------------
                            Foreign Fund                                             NA/$250 million                  0.09%
                            --------------------------------------------------------------------------------------------------------
                            Foreign Small Companies Fund                             NA/$125 million                  0.10%
                            --------------------------------------------------------------------------------------------------------
                            Emerging Country Debt Fund                          $250 million/$125 million             0.10%
------------------------------------------------------------------------------------------------------------------------------------
      FUND OFFERING         U.S. Core Fund                                           NA/$350 million                 0.085%
      CLASS V SHARES
------------------------------------------------------------------------------------------------------------------------------------

-------------
* The eligibility requirements in the table above are subject to certain exceptions and special rules for certain plan investors and for certain clients with continuous client relationships with GMO since May 31, 1996.
** These Funds will indirectly bear an additional Shareholder Service Fee by virtue of their investments in other GMO Funds.
*** The Shareholder Service Fee charged to these Funds will be reduced by a corresponding amount for all Shareholder Service Fees indirectly borne by the relevant Fund by reason of its investments in shares of other GMO Funds.

GMO REAL ESTATE FUND

         The Manager has temporarily agreed to waive 0.15% of the Fund's management fee. As a result, the Fund will incur management fees at the annual rate of 0.39% of the Fund's average daily net assets. The Manager may terminate this waiver at any time with notice to shareholders. This waiver is in addition to the Manager's contractual agreement to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2003 (see footnote 1 to the "Annual Fund operating expenses" table on page 17 of the Prospectus under the caption "Fees and expenses" and "Management of the Trust--Expense Reimbursement" on page 78 of the Prospectus).

         Additionally, the second paragraph on page 16 of the Prospectus under the caption "Principal investment strategies" is replaced in its entirety by the following:

                  The investment process for the Fund begins with a universe generally represented by the Morgan Stanley REIT Index, the Fund's benchmark. The Manager selects stocks from the universe using proprietary quantitative applications to identify stocks that the Manager believes to be undervalued relative to their prices. The Fund's portfolio is then constructed using a proprietary technique through which the Manager attempts to control risk by adjusting sector weights. The resulting portfolio typically consists of 100-125 stocks. The Manager seeks to manage the Fund with low risk relative to its benchmark.

GMO U.S. SECTOR FUND

         Effective as of the close of business on February 28, 2003, the Fund's benchmark changed from the S&P 500 Index to the Russell 3000 Index. Accordingly, the paragraph on page 70 of the Prospectus under the caption "Benchmark" is replaced in its entirety by the following:

                  The Fund's benchmark is the Russell 3000 Index, which is independently maintained and published by the Frank Russell Company. It measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution on June 30, 2002, the average market capitalization of the companies in the Russell 3000 Index was approximately $4 billion; the median market capitalization was approximately $700 million; and the smallest company in the Russell 3000 Index had an approximate market capitalization of $128 million.

         In addition, the "Average Annual Total Returns" table below and to the right in the "Performance" section on page 71 of the Prospectus is replaced in its entirety by the following:

                          AVERAGE ANNUAL TOTAL RETURNS
                        Periods Ending December 31, 2002

                                  1 YEAR     5 YEARS*    10 YEARS*    INCEPT.*
------------------------------------------------------------------------------
CLASS III                                                            12/31/92
------------------------------------------------------------------------------
RETURN BEFORE TAXES             -13.24%        5.46%       13.11%      13.11%
------------------------------------------------------------------------------
RETURN AFTER TAXES ON           -13.28%        1.31%        6.95%       6.95%
DISTRIBUTIONS
------------------------------------------------------------------------------
RETURN AFTER TAXES ON            -8.13%        3.08%        8.32%       8.32%
DISTRIBUTIONS AND SALE OF
FUND SHARES
------------------------------------------------------------------------------
RUSSELL 3000 INDEX(a)           -21.54%       -0.71%        8.94%       8.94%
------------------------------------------------------------------------------
S&P 500 INDEX(b)                -22.10%       -0.59%        9.34%       9.34%
------------------------------------------------------------------------------

* The Fund's performance during 2001 was positively affected by approximately 7.50% as a result of the Fund's receipt of proceeds from litigation settlements relating to securities held by the Fund during prior periods and accounted for by the Fund during 2001.
(a) Fund's benchmark.
(b) The S&P 500 Index is a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation. Effective as of the close of business on February 28, 2003, the Fund changed its benchmark from the S&P 500 Index to the Russell 3000 Index to reflect better the broad universe of securities from which the Manager selects the Fund's portfolio.


GMO TRUST FUNDS INVESTING IN GMO ALPHA LIBOR FUND

         GMO Short-Duration Collateral Fund (the "New Fund"), a new series of GMO Trust, commenced operations on or about November 27, 2002. New Fund will operate in substantially the same manner described in the Prospectus for GMO Alpha LIBOR Fund (see "Investment by Certain Funds in GMO Alpha LIBOR Fund" in the Prospectus). Each Fund permitted by the Prospectus to invest in GMO Alpha LIBOR Fund (which is temporarily closed to new purchases) may invest to the same extent in New Fund, and all references in the Prospectus to GMO Alpha LIBOR Fund's investments, strategies and risks shall also be deemed to refer to the New Fund.